Business Combinations - Schedule of Estimated Fair Values of the Identifiable Assets Acquired (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jul. 03, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Estimated Fair Values of the Identifiable Assets Acquired [Abstract]
Customer relationships		$ 529
Technology		309
Goodwill	$ 172,515	758	$ 166,065	$ 158,699
Total net assets acquired		$ 1,596